DERIVATIVE FINANCIAL INSTRUMENTS - Operation Related to Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 221,858	$ 217,271
Spot and Forward Transactions Pending Settlement
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	214,491	216,472
Amounts payable for spot and forward transactions pending settlement	7,367	799
Net amount	$ 221,858	$ 217,271